PROPERTY, PLANT AND EQUIPMENT - Disclosure of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 15,893
Balance at end of period	16,296	$ 15,893
Right-of-use assets	1,456	1,490
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	21,980	20,342
Additions (cash and non-cash)	1,395	2,110
Dispositions	(443)	(466)
Acquisitions through business combinations	255	1,241
Assets held for sale	(441)	(287)
Foreign currency translation and other	262	(960)
Balance at end of period	23,008	21,980
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(6,087)	(5,017)
Depreciation/depletion/impairment expense	(932)	(1,626)
Dispositions	170	245
Assets held for sale	224	149
Foreign currency translation and other	(87)	162
Balance at end of period	$ (6,712)	$ (6,087)